Description of Business (Details)		6 Months Ended	12 Months Ended
	Aug. 31, 2023 USD ($) $ / shares shares	Jun. 30, 2025 segment	Dec. 31, 2024 segment
Description of Business (Details) [Line Items]
Incorporated date		Dec. 02, 2020	Dec. 02, 2020
Operating segment | segment		1	1
Reportable segment | segment		1	1
IPO [Member]
Description of Business (Details) [Line Items]
Net proceeds (in Dollars)	$ 5,400,000
Underwriting discounts and commissions (in Dollars)	512,000
Offering expenses (in Dollars)	$ 448,429
IPO [Member] | Class A Common Stock [Member]
Description of Business (Details) [Line Items]
IPO shares (in Shares) | shares	640
IPO Price (in Dollars per share) | $ / shares	$ 1,000